Deferred income	12 Months Ended
Dec. 31, 2024
Deferred income.
Deferred income

14. Deferred income

Deferred income comprises the following as at December 31:

	2024	2023
	US$'000	US$'000
Carbon dioxide emissions allowances	4,271	24,965
Government grants	3,743	2,015
Total	8,014	26,980

The deferred income related to Co2 emission allowances is recognized as “Other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 27.3). As of December 31, 2023, the deferred income related to Carbon dioxide emission allowances was higher since actual emissions were lower than the allowance received.